Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Movements of Deferred Income Tax Liabilities and Assets
The movements of deferred tax assets and liabilities are shown below:

Deferred tax liabilities	Goodwill and Other Identifiable Intangible Assets	Computer Software, Property and Equipment	Equity Method Investments	Other (1)	Total
December 31, 2017	990	(114)	34	325	1,235
(Benefit) expense to income statement – continuing operations	(20)	29	(79)	(20)	(90)
Expense (benefit) to income statement – discontinued operations	21	9	528	(42)	516
Benefit to other comprehensive income	-	-	(19)	-	(19)
Disposals of businesses	(456)	60	(1)	(14)	(411)
Translation and other, net	(7)	34	-	(10)	17
December 31, 2018	528	18	463	239	1,248
Impact of IFRS 16 adoption	-	38	-	10	48
Acquisitions	63	16	-	-	79
Benefit to income statement – continuing operations	(11)	(19)	(158)	(62)	(250)
Benefit to income statement – discontinued operations	-	(4)	(2)	-	(6)
Benefit to other comprehensive income	-	-	(9)	-	(9)
Disposals of businesses	(2)	(12)	-	-	(14)
Translation and other, net	-	1	-	13	14
December 31, 2019	578	38	294	200	1,110
(1) 2018 included $183 million (2019 – nil) related to intercompany sales of certain technology and content assets as part of the Company’s consolidation of the ownership and management of these assets.

Summary of Adjustments in Deferred Tax Assets

Deferred tax assets	Tax Losses	Goodwill and Other Identifiable Intangible Assets (1)	Employee Benefits and Compensation	Other	Total
December 31, 2017	83	11	316	210	620
Benefit to income statement – continuing operations	50	-	1	31	82
Expense to income statement – discontinued operations	(39)	-	(11)	(17)	(67)
Expense to other comprehensive income	-	-	(22)	-	(22)
Expense to equity	-	-	(4)	-	(4)
Disposals of businesses	(19)	-	(38)	(37)	(94)
Translation and other, net	(2)	-	(4)	(10)	(16)
December 31, 2018	73	11	238	177	499
Impact of IFRS 16 adoption	-	-	-	45	45
Benefit (expense) to income statement – continuing operations	7	1,158	(5)	(15)	1,145
Expense to income statement – discontinued operations	(7)	-	-	(6)	(13)
Benefit to other comprehensive income	-	-	12	-	12
Benefit to equity	-	-	8	-	8
Disposals of businesses	-	-	-	(1)	(1)
Translation and other, net	18	(1)	-	(2)	15
December 31, 2019	91	1,168	253	198	1,710
Net deferred tax liability at December 31, 2018					(749)
Net deferred tax asset at December 31, 2019					600
(1) Includes $1.2 billion increase in the tax basis of assets owned by a foreign subsidiary.

Summary of Estimated Recovery Period for Deferred Tax Balances
The estimated recovery period for the deferred tax balances is shown below:

	December 31,

	2019	2018
Deferred tax liabilities
Deferred tax liabilities to be recovered after more than 12 months	1,107	1,063
Deferred tax liabilities to be recovered within 12 months	3	185
Total deferred tax liabilities	1,110	1,248

Deferred tax assets
Deferred tax assets to be recovered after more than 12 months	1,616	383
Deferred tax assets to be recovered within 12 months	94	116
Total deferred tax assets	1,710	499
Net deferred tax (asset) liability	(600)	749

Summary of Tax Losses and Other Tax Attributes	At December 31, 2019, the following summarizes the Company’s tax losses, certain deductible temporary differences and other tax attributes:

	Carry Forward Loss/ Tax Attributes	Tax Value	Unrecognized Deferred Tax Assets	Net Deferred Tax Assets (1)
Canadian net operating losses	1,984	525	(525)	-
Net operating losses – other jurisdictions	5,548	1,401	(1,387)	14
Capital losses	718	146	(76)	70
Investment in subsidiaries	300	75	(75)	-
Other deductible temporary differences	294	86	(86)	-
U.S. state net operating losses (2)	n/m	17	(14)	3
Other attributes and credits (3)	n/m	111	(94)	17
Total		2,361	(2,257)	104
(1) Includes tax losses of $91 million and $13 million of other deferred tax assets.
(2) The aggregation of U.S. state net operating losses is not meaningful due to differing combination and apportionment rules in various states.
(3) As other attributes and credits are calculated on an
after-tax
basis, there is no carry forward loss amount to disclose.